BRIDGES INVESTMENT FUND, INC.


                                 FIRST QUARTER


                                      2000








                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from January 1, 2000, through March 31, 2000

      Exhibit 2          Selected Historical Financial Information

      Exhibit 3          Reports to Stockholders of Management Companies

      Pages F1-F14       Unaudited Financial Statements for the
                         Three Months Ended March 31, 2000






      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors

                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    John T. Reed
                    Roy A. Smith
                    Janice D. Stoney
                    L.B. Thomas
                    John K. Wilson




                                    Officers

                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III _ President and
                                             Chief Investment Officer
                    Brian M. Kirkpatrick _ Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer
                    Linda J. Morris _ Assistant Treasurer




                                    Auditor

                              KPMG LLP
                              Two Central Park Plaza
                              Suite 1501
                              Omaha, Nebraska 68102-1617




                               Corporate Counsel

                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102

                                                       April 24, 2000

Dear Shareholder:

Investment Results

     Bridges Investment Fund, Inc. had a total return of 1.63% during the First Quarter of 2000 based on a year-end 1999 net asset value of $46.24 per share and a March 31, 2000, net asset value of $46.30 per share. On a trailing 12-month basis for the period ending March 31, Bridges Investment Fund had a total return of 31.99%. By comparison, the S&P 500 had total returns of 2.29% for the First Quarter and 17.94% for the trailing 12 months ended March 31, 2000.

     The First Quarter was characterized by extreme volatility in the marketplace, as investors grappled with the crosscurrents of a rising interest rate environment and high valuations in the technology segment of the equity market. We continue to expect that the remainder of this year will be characterized by relatively significant equity market volatility. In this environment, we will continue to look to be flexible with respect to both asset allocation between fixed income and equities within the Fund and with regard to stock selection within the equity portion of the Fund's portfolio.

     The following table summarizes the 10 largest equity holdings in the Fund as of March 31, 2000, and includes some salient performance and valuation data:






                  03/31/00    %  % of   Tot.  Tot.   EPS    EPS                EPS
                                        Rtn.  Rtn.                             LT
No. of             Market    of  Tot.  % Chg.% Chg. 5 Yr.  % Chg.  P/E   P/E  Futu
                                 Net                Hist.                      re
SharesCompany       Value   Equi Asset  Qtr.   12    Gr.   00 Vs. 2000   2001  Gr.
                            ties   s          Mos.   Rate    99               Rate
26,000Qualcomm     3,882,125 5.7%  5.0% -15.2% 860.4%   141%    75% 142.0  107.0 35%
36,000Cisco        2,783,250 4.1%  3.6%  44.3% 182.3%    35%    36% 152.0  117.0 30%
      Systems
20,000Intel        2,638,750 3.9%  3.4%  60.3% 122.2%    21%    27%  44.9   38.8 20%
12,000Nokia        2,610,000 3.8%  3.4%  16.2% 186.4%      -    27%  76.8   59.8 25%
50,000Gap          2,490,625 3.7%  3.2%   8.3%  11.2%    36%    23%  31.9   26.2 20%
40,000Vodafone     2,222,500 3.3%  2.9%  12.5%  48.6%    26%    22%  75.1   50.5 25%
      Airtouch
20,000Microsoft    2,125,000 3.1%  2.8%  -9.0%  18.5%    45%    22%  62.9   55.1 25%
16,000EMC Corp     2,000,000 2.9%  2.6%  15.3%  97.3%    32%    33%  86.9   65.6 30%
30,000Home         1,935,000 2.8%  2.5%  -6.1%  55.7%    28%    25%  51.6   41.6 25%
      Depot
40,000Capital      1,917,500 2.8%  2.5%  -0.5%  -4.5%    27%    31%  21.3   17.1 25%
      One Finl.

                  24,604,750 36.1% 32.0%


      Total       67,350,932       87.5%
      Equities
      Total       76,970,473
      Assets




Shareholder Letter                    -2-                       April 24, 2000



     As always, our focus will remain on holding in the Fund's portfolio those companies which we believe embody the best combination of above-average earnings and cash flow growth prospects and reasonable valuation characteristics. We will look to capitalize on the opportunities afforded us by the volatility we expect in the market over the next several quarters. We appreciate your confidence in our growth-oriented approach to investing and your patience during those periods of time when our short-term results may be disappointing.

Financial Statements

     The Fund's unaudited financial statements, appearing on pages F-1 through F-14, provide the Schedule of Portfolio Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the Notes to Financial Statements as of March 31, 2000. These presentations comprise our basic report to you. In addition, please refer to Exhibits 1 and 2 for information about the Fund's portfolio transactions for this First Quarter of 2000 and for the Fund's historical information with respect to net assets, shares outstanding, net asset value per share, dividends, and capital gains distributions.

Required Reports

     Rule 30d-1(6) of the General Rules and Regulations under the Investment Company Act of 1940, as promulgated by the Securities and Exchange Commission, require certain reports to stockholders with respect to any matter that was submitted to a shareholder vote during the period covered by the shareholder report. The 2000 Annual Meeting of Shareholders of the Fund was held on February 15, 2000. The information that is required to be reported to you with respect to this meeting appears in Exhibit 3, attached hereto. A similar presentation will be made each time there is an annual or special meeting, and, in the instance of this report, the same information will be published again in January, 2001, within the Annual Shareholder Report for 2000 to fulfill certain requirements in connection with the solicitation of proxies for the next Annual Meeting of Shareholders.

Cash Distributions

     On April 13, 2000, the Board of Directors declared a $.075 per share dividend on shares of capital stock that were outstanding on April 13, 2000 -- -
- the record date for this income distribution. This dividend amount will be payable on or about April 24, 2000. This dividend is payable from net investment income earned during the January-March, 2000 Quarter.

     On January 14, 2000, the Board of Directors declared a $.6910571 per share capital gains distribution to shareholders of record on that date with the payment to be made on April 24, 2000. Net short-term capital gains earned in the period from November 1, 1999, through December 31, 1999 were the source for this payment.

     Shareholders who received their quarterly dividends and capital gains amounts will notice that a different number of shares were used to compute the dollar values to be received. This phenomenon is due to the two separate dates of record.


Shareholder Letter               -3-                 April 24, 2000




Sales of Shares in States Other Than Nebraska

     The Fund has now registered its shares to be sold in 4 states in addition to Nebraska: California, Colorado, Florida, and Minnesota. The total market value of shares sold in those additional states has reached $481,354 as of March 31, 2000. Welcome to our new shareholders from outside Nebraska.

     Thank you for your investment in our Fund.

                                   Sincerely yours,


                                   Edson L. Bridges II CFA
                                   Chairman


                                   Edson L. Bridges III CFA
                                   President

ELBII:ELBIII:elc:kjs




                                   Exhibit 1


                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JANUARY 1, 2000, THROUGH MARCH 31, 2000



                                          Bought or       Held After
               Securities                 Received        Transaction
          Common Stocks Unless            $1,000 Par      $1,000 Par
           Described Otherwise            Value (M)       Value (M)
                                          or Shares       or Shares
      AES Corporation                      5,000           10,000
      AT&T Liberty Media Group Class A     1,500            5,000
      Altera Corporation                   4,000           10,000
      American Express Company             3,000            5,000
      Berkshire-Hathaway, Inc. Class B       290              500
      Broadcom Corporation                 1,500            1,500
(1)<F1>   Brocade Communications Systems   2,500            2,500
      CSG Systems International, Inc.      2,000           20,000
      Capital One Financial                5,000           40,000
(2)<F2>   Cintas Corporation               2,000            6,000
(3)<F3>   Cisco Systems                   18,000           36,000
      Citigroup                            2,000            2,000
      Comcast Corp. Class A Special        4,000           10,000
      EGL, Inc.                            2,000           35,000
      Echostar Communications Corp.        2,500           10,000
      Flextronics International, Ltd.      5,000            5,000
      I2 Technologies, Inc.                1,500            1,500
(4)<F4>   JDS Uniphase Corporation         2,500            2,500
      Juniper Networks                     1,500            1,500
      Level 3 Communications               3,000           15,000
      MCI WorldCom, Inc.                     500           20,000
      Medtronic, Inc.                      5,000            5,000
(5)<F5>   Morgan Stanley Dean Witter       7,000           10,000
      Qualcomm, Inc.                       1,000           26,000
(6)<F6>   Solectron Corporation            4,000           30,000
(7)<F7>   Sprint PCS Corporation           9,500           15,000
      3Com Corporation                       500              500
      Texas Instruments                    3,000            3,000
(8)<F8>   Tibco Software, Inc.             4,000            6,000
      VeriSign, Inc.                       1,000            1,000
      VERITAS Sortware Company             1,500            1,500
      VoiceStream Wireless Corporation     2,000            2,000
      West Teleservices                    1,800           60,000
      Various Issues of Commercial Paper  72,910M           5,425M
         Notes Purchased during
         1st Quarter, 2000












                                   Exhibit 1

                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JANUARY 1, 2000, THROUGH MARCH 31, 2000
                                  (Continued)





                                              Sold or       Held After
                 Securities                   Exchanged     Transacion
            Common Stocks Unless              $1,000 Par    $1,000 Par
             Described Otherwise              Value (M)     Value (M)
                                              or Shares     or Shares
      America Online, Inc.                     2,000         10,000
      Dell Computer                            3,000            --
      E*Trade Group                            4,000            --
      Lamar Advertising Company                2,000            --
      MBIA, Inc.                               8,000            --
      MBNA Corporation                        15,000            --
      Nike, Inc. Class B                       5,000            --
      Philip Morris Cos., Inc.                15,000            --
      Qualcomm, Inc.                           1,000         26,000
      3Com Corporation                           500            --
      Union Pacific Corporation                4,000            --
(9)<F9>   Xerox Cororation Notes                 100M           --
        9.75% due 3-15-2000
     Various Issues of Commercial             70,615M           --
        Paper Notes maturing during
       1st Qtr., 2000


<F1>(1) Received 1,000 shares in a 2-for-1 stock split on March 15, 2000.
<F2>(2) Received 2,000 shares in a 3-for-2 stock split on March 8, 2000.
<F3>(3) Received 18,000 shares in a 2-for-1 stock split on March 23, 2000.
<F4>(4) Received 1,000 shares in a 2-for-1 stock split on March 13, 2000.
<F5>(5) Received 5,000 shares in a 2-for-1 stock split on January 27, 2000.
<F6>(6) Received 13,000 shares in a 2-for-1 stock split on March 9, 2000.
<F7>(7) Received 5,500 shares in a 2-for-1 stock split on February 7, 2000.
<F8>(8) Received 4,000 shares in a 3-for-1 stock split on February 22, 2000.
<F9>(9) Matured 100M par value on March 15, 2000 at par.





                                   Exhibit 2

                         BRIDGES INVESTMENT FUND, INC.

                   SELECTED HISTORICAL FINANCIAL INFORMATION

     - - - - - - - - - - - - -Year End Statistics - - - - - - - - - - - - -
Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 12-31-63       159,187       15,510     10.13        .07         -
 12-31-64       369,149       33,643     10.97        .28         -
 12-31-65       621,241       51,607     12.04        .285        .028
 12-31-66       651,282       59,365     10.97        .295        -
 12-31-67       850,119       64,427     13.20        .295        -
 12-31-68     1,103,734       74,502     14.81        .315        -
 12-31-69     1,085,186       84,807     12.80        .36         -
 12-31-70     1,054,162       90,941     11.59        .37         -
 12-31-71     1,236,601       93,285     13.26        .37         -
 12-31-72     1,272,570       93,673     13.59        .35         .08
 12-31-73     1,025,521      100,282     10.23        .34         .07
 12-31-74       757,545      106,909      7.09        .35         -
 12-31-75     1,056,439      111,619      9.46        .35         -
 12-31-76     1,402,661      124,264     11.29        .38         -
 12-31-77     1,505,147      145,252     10.36        .428        .862
 12-31-78     1,574,097      153,728     10.24        .481        .049
 12-31-79     1,872,059      165,806     11.29        .474        .051
 12-31-80     2,416,997      177,025     13.65        .55         .0525
 12-31-81     2,315,441      185,009     12.52        .63         .0868
 12-31-82     2,593,411      195,469     13.27        .78         .19123
 12-31-83     3,345,988      229,238     14.60        .85         .25
 12-31-84     3,727,899      278,241     13.40        .80         .50
 12-31-85     4,962,325      318,589     15.58        .70         .68
 12-31-86     6,701,786      407,265     16.46        .688        .86227
 12-31-87     7,876,275      525,238     15.00        .656       1.03960
 12-31-88     8,592,807      610,504     14.07        .85        1.10967
 12-31-89    10,895,182      682,321     15.97        .67         .53769
 12-31-90    11,283,448      744,734     15.15        .67         .40297
 12-31-91    14,374,679      831,027     17.30        .66         .29292
 12-31-92    17,006,789      971,502     17.51        .635        .15944
 12-31-93    17,990,556    1,010,692     17.80        .6225       .17075
 12-31-94    18,096,297    1,058,427     17.10        .59         .17874
 12-31-95    24,052,746    1,116,620     21.54        .575        .19289
 12-31-96    29,249,488    1,190,831     24.56        .55         .25730
 12-31-97    36,647,535    1,262,818     29.02        .5075       .30571
 12-31-98    48,433,113    1,413,731     34.26        .44        2.11648
 12-31-99    69,735,684    1,508,154     46.24        .30         .91088


 - - - - - - - - - - - - - - Quarterly Comparison - - - - - - - - - - -
Valuation       Net     Shares       Net Asset     Dividend/  Capital
  Date        Assets    Outstanding  Value/Share     Share    Gains/Share
 03-31-99    52,835,162    1,442,077     36.64         -          -
 03-31-00    77,180,256    1,667,111     46.30         -         .6910571



                                   Exhibit 3

                         BRIDGES INVESTMENT FUND, INC.

                REPORTS TO STOCKHOLDERS OF MANAGEMENT COMPANIES

                               In Accordance With
      Rule 30d-1(b) of the General Rules and Regulations Promulgated Under
                 The Investment Company Act of 1940 as Amended

     "If any matter was submitted during the period covered by the shareholder report to a vote of the shareholders, through the solicitation of proxies or otherwise, furnish the following information:"

(1)   Annual Meeting held on February 15, 2000, at 11:00 a.m.

(2) Election of Directors for one year terms (All Directors Stand for Annual Election):



                                    - - - - - -Votes Cast - - - - - -
                                                           Withhold
                                               For All     Authority
Names of Directors                            Nominees    To Vote For
Elected at Meeting                   For       Except    All Nominees
Frederick N. Backer                1,274,346    None         3,607
Edson L. Bridges II                1,274,346    None         3,607
Edson L. Bridges III               1,274,346    None         3,607
N. P. Dodge, Jr.                   1,274,346    None         3,607
John W. Estabrook                  1,274,346    None         3,607
Jon D. Hoffmaster                  1,274,346    None         3,607
John J. Koraleski                  1,274,346    None         3,607
Roger D. Kupka                     1,274,346    None         3,607
Gary L. Petersen                   1,274,346    None         3,607
John T. Reed                       1,274,346    None         3,607
Roy A. Smith                       1,274,346    None         3,607
Janice D. Stoney                   1,274,346    None         3,607
L.B. Thomas                        1,274,346    None         3,607
John K. Wilson                     1,274,346    None         3,607




(3)  A brief description for each matter voted upon at the meeting:





Matters Voted Upon                        For       Against      Abstain
(a) For a proposed investment           1,277,233    None           720
    advisory contract which continues
    the employment of Bridges
    Investment Counsel, Inc. as
    investment adviser to the Fund
    for the period from April 17,
    2000 through April 17, 2001

(b) For the ratification of the         1,275,796    None         2,157
    selection of KPMG LLP as
    independent auditors of the
    Fund for the Fiscal Year ending
    December 31, 2000




                                      F-1

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 MARCH 31, 2000
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      Cost        Value
                Title of Security
      COMMON STOCKS - (87.3%)

Advertising _ 0.2%
  Interpublic Group of Companies, Inc. (The)       4,000      $   106,953  $   189,000

Aircraft _ Manufacturing  - 0.6%
  The Boeing Company                              12,000      $   278,135  $   453,750

Banking and Finance  - 2.5%
  Chase Manhattan Corporation (The)                2,000      $    86,650  $   174,375
  First National of Nebraska, Inc.                   230          346,835      437,000
  State Street Corporation                         8,000           66,525      775,000
  U.S. Bancorp                                     5,000          166,370      109,375
  Wells Fargo & Co.                               10,000          138,173      407,500
                                                              $   804,553  $ 1,903,250

Beverages _ Soft Drinks  - 1.1%
  PepsiCo, Inc.                                   24,000      $   307,470  $   837,000

Broadcast Service/Program _ 0.4%
  AT&T Corporation _ Liberty Media*                5,000      $   248,596  $   296,563

Chemicals  - 0.9%
  The Dow Chemical Company                         6,000      $   396,947  $   684,000

Communications _ Radio and Television _ 0.9%
  Clear Channel Communications, Inc.*             10,000      $   366,954  $   690,625

Computers _ Hardware and Software  - 12.7%
  Brocade Communications Systems, Inc.*            2,500      $   418,399  $   448.281
  Cisco Systems, Inc.*                            36,000          290,726    2,783,250
  HNC Software, Inc.*                             18,000          598,741    1,297,125
  Hewlett-Packard Co.                              6,000           83,784      797,250
  I2 Technologies, Inc.*                           1,500          297,594      183,187
  Juniper Networks, Inc.*                          1,500          409,250      395,344
  Microsoft Corporation*                          20,000           93,361    2,125,000
  Tibco Software, Inc.*                            6,000          153,194      489,000
  Transaction Systems Architects, Inc.*           32,000        1,102,118      924,000
  VeriSign, Inc.*                                  1,000          212,500      149,500
  VERITAS Software Corporation*                    1,500          245,313      187,500
                                                              $ 3,904,980  $ 9,779,437

Computers _ Memory Devices _ 2.6%
  EMC Corporation/MASS*                           16,000      $   358,855  $ 2,000,000

Computers _ Micro _ 1.2%
  Sun Microsystems, Inc.*                         10,000      $   281,812  $   937,031


    *Nonincome-producing security


                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Data Processing and ManagemenT _ 1.8%
  CSG Systems*                                    20,000      $   636,419  $   976,250
  First Data Corporation                          10,000          458,100      443,750
                                                              $ 1,094,519  $ 1,420,000

Diversified Operations _ 1.2%
  Berkshire Hathaway Inc., Class B *                 500      $   600,020  $   910,000

Drugs - Medicines _ Cosmetics  - 5.7%
  Abbott Laboratories                             15,000      $   169,395  $   527,812
  Amgen, Inc.*                                    12,000          248,688      736,500
  Bristol-Myers Squibb Co.                         8,000          141,675      463,500
  Elan Corporation PLC ADR*                       20,000          419,005      950,000
  Johnson & Johnson                               10,000          109,396      702,500
  Merck & Co., Inc.                               16,000          274,266      994,000
                                                              $ 1,362,425  $ 4,374,312

Electrical Equipment and Supplies  - 1.6%
  General Electric Co.                             8,000      $   147,473  $ 1,245,000

Electric _ Generation _ 1.5%
  AES Corporation*                                10,000      $   635,202  $   787,500
  Broadcom Corporation Class A*                    1,500          351,444      364,313
                                                              $   986,646  $ 1,151,813

Electronic Components _ Conductors _ 1.8%
  Altera Corporation*                             10,000      $   563,375  $   892,500
  Texas Instruments Incorporated                   3,000          529,144      480,000
                                                              $ 1,092,519  $ 1,372,500

Electronics  - 5.4%
  Flextronics International Ltd.*                  5,000      $   316,485  $   352,188
  Intel Corporation                               20,000          334,735    2,638,750
  Solectron Corporation *                         30,000          439,416    1,203,750
                                                              $ 1,090,636  $ 4,194,688

Finance _ Credit Cards _ 1.0%
  American Express Company                         5,000      $   543,410  $   744,688

Finance _ Diversified _ 1.2%
  Citigroup, Inc.                                  2,000      $   123,476  $   119,750
  Morgan Stanley, Dean Witter, Discover & Co.     10,000          441,550      828,750
                                                              $   565,026  $   948,500

Finance _ Investment Banks _ 0.4%
  Merrill Lynch & Co., Inc.                        3,000      $   168,586  $   314,250


    *Nonincome-producing security



                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Finance - Real Estate  - 1.7%
  Freddie Mac                                     30,000      $   470,320  $ 1,325,625

Finance _ Services  - 2.8%
  Capital One Financial Corporation               40,000      $   866,856  $ 1,917,500
  Paychex, Inc.                                    5,000          154,125      261,875
                                                              $ 1,020,981  $ 2,179,375

Insurance _ Multiline  - 0.4%
  American International Group, Inc.               3,125      $   118,455  $   342,187

Internet Software _ 0.9%
  America Online, Inc.*                           10,000      $   442,708  $   680,000

Linen Supply and Related Products - 0.3%
  Cintas Corporation*                              6,000      $   166,578  $   235,125

Medical Instruments - 0.3%
  Medtronic, Inc.                                  5,000      $   253,001  $   257,187

Motion Pictures and Theatres  - 1.2%
  The Walt Disney Company                         22,000      $   236,300  $   907,500

Petroleum Producing  - 3.9%
  BP Amoco PLC-Sponsored ADR                      13,232      $   246,135  $   704,604
  Atlantic Richfield Company                       4,000          211,835      340,000
  Chevron Corporation                             10,000          340,535      924,375
  Exxon Mobil Corporation                         13,280          325,810    1,035,010
                                                              $ 1,124,315  $ 3,003,989

Publishing _ Newspapers  - 0.7%
  Gannett Co., Inc.                                8,000      $   179,310  $   563,000

Publishing _ Electronic  - 0.8%
  Reuters Group PLC, ADR Sponsored                 5,199      $   166,303  $   620,631

Retail Stores _ Apparel and Clothing  - 3.2%
  Gap, Inc.                                       50,000      $   521,360  $ 2,490,625

Retail Stores _ Building Materials and Home
                   Improvement _ 2.5%
  The Home Depot, Inc.                            30,000      $   587,115  $ 1,935,000


    *Nonincome-producing security



                                      F-4

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

       COMMON STOCKS   (Continued)

Retail Stores _ Department  - 1.5%
  Target Corporation                              15,000      $   146,129  $ 1,121,250

Steel - Producers _ 0.4%
  Nucor Corporation                                5,500      $   122,061  $   275,000

Telecommunications  - 10.5%
  Level 3 Communications *                        15,000      $   876,675  $ 1,586,250
  MCI WorldCom, Inc. *                            20,000          490,156      906,250
  Sprint Corporation                              10,000           83,964      682,500
  Sprint PCS Corporation *                        15,000          424,658      982,500
  Vodafone Airtouch PLC Sponsored ADR             40,000          915,541    2,222,500
  VoiceStream Wireless Cororation*                 2,000          238,125      257,625
  West Teleservices Corporation*                  60,000          821,597    1,545,000
                                                              $ 3,850,716  $ 8,132,625

Telecommunications _ Equipment _ 8.8%
  JDS Uniphase Corporation*                        2,500      $   329,542  $   301,406
  Nokia Corporation Sponsored ADR                 12,000          492,858    2,610,000
  Qualcomm Incorporated *                         26,000          414,787    3,882,125
                                                              $ 1,237,187  $ 6,793,531

Telecommunications - Satellite - 1.0%
  EchoStar Communications Corporation*            10,000      $   630,244  $   790,000

Television _ Cable _ 0.6%
  Comcast Corporation*                            10,000      $   309,375  $   433,750

Transportation _ Airfreight _ 1.1%
  EGL, Inc. *                                     35,000      $   466,542  $   818,125



       TOTAL COMMON STOCKS (Cost - $26,755,515)               $26,755,515  $67,350,932

       PREFERRED STOCKS  (1.1%)

Banking and Finance _ 0.7%
  CFB Capital II 8.20% Cumulative Preferred        5,000      $   125,000  $   108,750
  CFC Capital Trust 9.375% Preferred, Series B     5,000          125,000      107,188
  Harris Preferred Capital Corp.,                 10,000          250,000      204,375
     7.375%, Series A
  Silicon Valley Bancshares                        5,000          125,000       98,125
     8.25% Preferred Series I
                                                              $   625,000  $   518,438

    *Nonincome-producing security


                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 2000
                                  (Unaudited)
                                                    Number                    Market
                Title of Security                  of Shares      Cost        Value

Oil Comp. _ Exploration and Production _ 0.1%
  Canadian Occidental Petroleum Ltd.               5,000      $   125,000  $   113,125
    9.375% Preferred _ Series 1

Utilities _ Electric _ 0.3%
  Tennessee Valley Authority 6.75%                10,000      $   250,000  $   216,250
    Variable Preferred Series D

     Total Preferred Stocks (Cost - $1,000,000)               $ 1,000,000  $   847,813

       Total Stocks (Cost - $27,755,515)                      $27,755,515  $68,198,745




      DEBT SECURITIES (12.2%)

Auto-Cars/Light Trucks _ 0.3%
  General Motors Corporation 7.700% Debentures
     due April 15, 2016                           $250,000    $   252,320  $   254,304

Energy _ Alternate Sources - 0.3%
  CalEnergy Co., Inc., 7.630% Notes
    due October 15, 2007                          $200,000    $   200,000  $   198,974

Hotels and Motels _ 0.3%
  Marriot International 7.875% Notes Series C
    due September 15, 2009                        $250,000    $   250,068  $   246,832

Household Appliances and Utensils - 0.1%
  Maytag Corp., 9.750% Notes,
    due May 15, 2002                              $100,000    $   102,200  $   103,657

Retail Stores _ Department - 0.3%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   151,347  $   137,798

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000    $   106,399      110,278
                                                              $   257,746  $   248,076



    *Nonincome-producing security


                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 2000
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost        Value

     DEBT SECURITIES   (Continued)

Telecommunications _ 0.3%
  Level 3 Communications, Inc., 9.125% Senior     $250,000    $   241,938  $   216,091
    Notes due May 1, 2008


U.S. Government _ 3.6%
  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000    $   211,900  $   201,906

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        199,052      203,406

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        214,098      204,000

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        219,525      221,906

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        303,245      309,375

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        305,871      314,016

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        256,223      229,000

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,910      305,391

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        237,472      213,625

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        234,910      218,000

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,539      340,125
                                                              $ 2,798,744  $ 2,760,750



                                      F-7

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 MARCH 31, 2000
                                  (Unaudited)
                                                   Principal                  Market
                Title of Security                   Amount        Cost         Value

      DEBT SECURITIES    (Continued)

Commercial Paper _ Short Term _ 7.0%
  American Express Credit Corporation
    Commercial Paper Note 5.937%
    due April 4, 2000                             $2,350,000  $ 2,350,000  $ 2,350,000

  Ford Motor Credit Corporation
    Commercial Paper Note 5.917%
    due April 7, 2000                              1,975,000    1,975,000    1,975,000

  Prudential Funding Corporation
    Commercial Paper Note 5.810%
    due April 24,2000                              1,100,000    1,100,000    1,100,000
                                                              $ 5,425,000  $ 5,425,000

     TOTAL DEBT SECURITIES (Cost - $9,528,016)                $ 9,528,016  $ 9,453,684


TOTAL INVESTMENTS IN SECURITIES - (100.6%)
  (Cost - $37,283,531)                                        $37,283,531  $77,652,429

CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES _ (-0.6%)                                            (472,173)
NET ASSETS, March 31, 2000 _ (100.0%)                                      $77,180,256





                   The accompanying notes to financial statements
                     are an integral part of this schedule.




                                      F-8



                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 31, 2000
                                  (Unaudited)


ASSETS                                                 Amount
  Investments, at market value
     Common and preferred stocks
          (cost $27,755,515)                        $68,198,745
     Debt securities (cost $9,528,016)                9,453,684
          Total investments                         $77,652,429

  Cash                                                  152,765
  Receivables
     Dividends and interest                             143,051
     Subscriptions to capital stock                     433,150

TOTAL ASSETS                                        $78,381,395

LIABILITIES
  Capital Gains distributions payable               $ 1,058,779
  Redemption of capital stock                            12,900
  Investment advisor, management and
    service fees payable                                 89,183
  Accrued operating expenses                             40,277
TOTAL LIABILITIES                                   $ 1,201,139

NET ASSETS
  Capital stock, $1 par value -
     Authorized 3,000,000 shares,
     1,667,111 shares outstanding                   $ 1,667,111

  Paid-in surplus -                                  34,745,742
          Net capital paid in on shares             $36,412,853



  Net unrealized appreciation on investments         40,368,898
   Accumulated undistributed net realized gains         242,098
   Accumulated undistributed net investment income      156,407
TOTAL NET ASSETS                                    $77,180,256

NET ASSET VALUE PER SHARE                              $46.30

OFFERING PRICE PER SHARE                               $46.30

REDEMPTION PRICE PER SHARE                             $46.30




                   The accompanying notes to financial statements
                    are an integral part of this statement.





                                      F-9



                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                   FOR THE THREE MONTHS ENDED MARCH 31, 2000
                                  (Unaudited)



INVESTMENT INCOME                                        Amount     Amount
   Interest                                             $173,836
   Dividends  (Net of foreign withholding
                taxes of $463)                           108,703

        Total Investment Income                                    $   282,539

EXPENSES
   Management fees                                    $   89,183
   Custodian fees                                         11,418
   Insurance and Other Administrative Fees                 6,349
   Bookkeeping services                                    6,418
   Printing and supplies                                   7,377
   Professional services                                   2,625
   Dividend disbursing and transfer
      agent fees                                           8,114
   Computer programming                                    1,250
   Taxes and licenses                                        266


        Total Expenses                                             $   133,000

           NET INVESTMENT INCOME                                   $   149,539


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                        $  242,098

   Net increase in unrealized
        appreciation of investments                   1,017,922

        NET REALIZED AND UNREALIZED
            GAIN ON INVESTMENTS                                    $ 1,260,020


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,409,559






                   The accompanying notes to financial statements
                    are an integral part of this statement.




                                      F-10



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE THREE MONTHS ENDED MARCH 31, 2000 AND 1999
                                  (Unaudited)


                                                 2000           1999
INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $    149,539    $   112,304
     Net realized gain on transactions in
       investment securities                      242,098        187,172
     Net increase in unrealized
       appreciation of investments              1,017,922      3,112,351
           Net increase in net assets
           resulting from operations         $  1,409,559 $ 3,411,827

  Net equalization credits                          5,474         730

  Distributions to shareholders from -
     Net investment income                           -            -
     Net realized gain from investment
       transactions                            (1,058,779)        -
  Return of capital                                  -            -
  Net capital share transactions                7,088,318        989,492

           Total increase in Net Assets      $  7,444,572    $ 4,402,049


NET ASSETS:
  Beginning of year                          $ 69,735,684    $48,433,113


  End of three months                        $ 77,180,256    $52,835,162



                   The accompanying notes to financial statements
                   are an integral part of these statements.



                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 MARCH 31, 2000
                                  (Unaudited)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -

               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.



          Net unrealized appreciation
          (depreciation):                2000          1999    Net Change
          Aggregate gross unrealized
          appreciation
          on securities              $41,234,927  $26,395,715

          Aggregate gross unrealized
          depreciation
          on securities                 (866,029)    (513,352)

                         Net          $40,368,898  $25,882,363 $14,486,535


          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

     B. Federal Taxes -

               The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

     C. Distribution To Shareholders -

               The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date. Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

     D. Equalization -

               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT

          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as
      specifically identified in the Investment Advisory Contract.   There were
      no amounts reimbursed in the three months ended March 31, 2000.





(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          Dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS

          The cost of long-term investment purchases during the three months ended March 31, was:

                                                         2000           1999
      United States government obligations            $    --        $    --
      Other Securities                                 7,805,123      3,723,354
                    Total Cost                        $7,805,123     $3,723,354


            Net proceeds from sales of long-term investments during the three months ended March 31, were:



                                                         2000           1999
      United States government obligations            $    --        $   --
      Other Securities                                 1,973,006        977,905

                     Total Net Proceeds               $1,973,006     $  977,905

                     Total Cost Basis of
                       Securities Sold                $1,730,908     $  790,733




(5)  NET ASSET VALUE

           The net asset value per share represents the effective price for all subscriptions and redemptions.

(6)  CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:





                                                         2000           1999
            Shares sold                                  165,473       35,551
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                        2,445          3,512
                                                         167,918         39,063
            Shares redeemed                                8,961         10,718

              Net increase                               158,957        28,345


      Value of capital stock issued and redeemed is as follows:





                                                         2000            1999
             Shares sold                              $7,387,998     $1,247,512
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
               security transactions                     107,252        122,203
                                                      $7,495,250     $1,369,715
             Shares redeemed                             406,932        380,223
               Net increase                           $7,088,318     $  989,492




(7)  DISTRIBUTION TO SHAREHOLDERS

      On January 14, 2000, a cash distribution was declared reflecting net capital gains taken from November 1, 1999 through December 31, 1999. This distribution was calculated at $.6910571 per share aggregating $1,058,779. This capital gain distribution will be paid on April 24, 2000 to shareholders of record January 14, 2000.

      On April 13, 2000, a cash distribution was declared from net investment income accrued through March 31, 2000. This distribution was calculated at $.085 per share aggregating $143,785. The dividend will be paid on April 24, 2000 to shareholders of record on April 13, 2000.